Intangible assets (Details 1) - Goodwill [Member] - Air Transportation [Member] - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Book value	R$ 4,471,882	R$ 3,803,774
Value in use	R$ 36,537,575	R$ 34,224,861
Discount rate	17.21%	15.79%
Perpetuity growth rate	3.48%	3.37%
Value in use	R$ 30,725,353	R$ 28,513,408
Amendment of the value in use	(5,812,222)	(5,711,453)
Cash generating variation unit value in use	24,193,541	21,713,858
Amendment of the value in use	R$ (12,344,034)	R$ (12,511,003)